Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.76%	1.94%	2.39%
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.67%)	0.06%	0.73%
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.00%	0.66%	1.08%
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.72%	2.13%	2.09%
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	2.62%	2.59%
(Nomura Strategic Income Fund - Classes A, C, R and Institutional) | Nomura Strategic Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	6.64%	3.15%	3.11%
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	2.18%	4.03%
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.73%	1.17%	3.52%
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.08%	(0.79%)	1.57%
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.57%	0.04%	1.83%
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.71%	1.33%	3.38%
(Nomura Emerging Markets Debt Corporate Fund - Classes A, C and Institutional) | Nomura Emerging Markets Debt Corporate Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	7.89%	2.34%	4.20%